Supplemental Disclosure of Cash Flow Information	12 Months Ended
Dec. 31, 2017
Supplemental Cash Flow Elements [Abstract]
Supplemental Disclosure of Cash Flow Information
Supplemental Disclosure of Cash Flow Information

	Year ended
	December 31, 2017	December 31, 2016	December 31, 2015
	(in thousands)
Cash paid for interest	$13,094	$13,615	$2,175
Cash paid for income taxes	$12,305	$10,205	$14,829